PRINCIPAL ACCOUNTING POLICIES - New accounting standard adopted by the company sensitivity analysis (Details) ¥ in Thousands	3 Months Ended
Mar. 31, 2020 CNY (¥)
Credit loss of Loan recognized as a result of payment under the guarantee
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 21,906
Increase/(Decrease), adverse	¥ (21,906)
Credit loss of lease receivable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 273
Increase/(Decrease), adverse	¥ (273)
Account receivable
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, adverse (in months)	3 months
Increase/(Decrease), favorable	¥ 2,296
Increase/(Decrease), adverse	¥ (3,281)
PD (lifetime) | Guarantee liabilities
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 7,030
Increase/(Decrease), adverse	¥ (7,030)
LGD | Guarantee liabilities
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Basis Point Change, favorable (as a percent)	100.00%
Increase/(Decrease), favorable	¥ 7,030
Increase/(Decrease), adverse	¥ (7,030)